Average Annual Total Returns				12 Months Ended
		Apr. 30, 2026	Jul. 31, 2022	Dec. 31, 2024
Morningstar Developed Markets Index (reflects no deductions for fees expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Morningstar Developed Markets Index* (reflects no deductions for fees expenses and taxes)
Average Annual Return, Percent			16.72%	21.69%
Morningstar Global Mid Cap Target Market Exposure Index (reflects no deductions for fees expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Morningstar Global Mid Cap Target Market Exposure Index* (reflects no deductions for fees expenses and taxes)
Average Annual Return, Percent	[1]		11.99%	18.47%
MSCI World Index (reflects no deductions for fees expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	MSCI World Index* (reflects no deductions for fees expenses and taxes)
Average Annual Return, Percent	[1]		16.73%	21.09%
Tremblant Opportunistic Global ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			20.65%	14.29%
Performance Inception Date		Jul. 31, 2022
Tremblant Opportunistic Global ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			20.65%	14.29%
Tremblant Opportunistic Global ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			16.50%	8.46%

[1]	The Morningstar Developed Markets Index has replaced the MSCI World Index as the Fund's broad-based securities market index (1) because the Adviser believes the Morningstar Developed Markets Index is representative of the broad-based securities market in which the Fund invests and (2) due to licensing considerations and potential cost savings.